UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Institutional Investment Manager Filing this Report:

Name:    Financial Counselors, Inc.
Address: 700 W. 47th Street, Ste. 510
         Kansas City, MO 64112

13F File Number: 0000949623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Marjorie Walter
Title:   Assistant Vice President
Phone:   (816)329-1543
Signature, Place, and Date of Signing:


Report Type:

[X]      13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     160

Form 13F Information Table Value Total:     $784,457




A T & T CORPORATION
COM
001957109
10246
181957
SH
SOLE
N/A
181957
0
0
ABBOTT LABORATORIES
COM
002824100
169
4800
SH
SOLE
N/A
4800
0
0
ADOBE SYSTEMS INC
COM
00724F101
189
1700
SH
SOLE
N/A
1700
0
0
ALBERTSONS, INC.
COM
013104104
124
4000
SH
SOLE
N/A
4000
0
0
ALLSTATE CORP.
COM
020002101
24
1000
SH
SOLE
N/A
1000
0
0
ALLTEL CORP
COM
020039103
15
230
SH
SOLE
N/A
230
0
0
ALUMINUM CO OF AMERICA
COM
013817101
10589
150735
SH
SOLE
N/A
150735
0
0
AMERICA ONLINE INC
COM
02364J104
11325
167930
SH
SOLE
N/A
167930
0
0
AMERICAN ELEC PWR INC
COM
025537101
15
500
SH
SOLE
N/A
500
0
0
AMERICAN GENERAL CORP
COM
026351106
84
1500
SH
SOLE
N/A
1500
0
0
AMERICAN HOME PRODS CP
COM
026609107
19
350
SH
SOLE
N/A
350
0
0
AMERICAN INTL GROUP INC
COM
026874107
18622
170060
SH
SOLE
N/A
170060
0
0
AMERICUS LIFE HOLDINGS, INC
COM
030732101
13
625
SH
SOLE
N/A
625
0
0
ANHEUSER BUSCH COMPANIES, I
COM
035229103
218
3506
SH
SOLE
N/A
3506
0
0
AON CORPORATION
COM
037389103
4289
132977
SH
SOLE
N/A
132977
0
0
ARCH CHEMICALS, INC.
COM
03937R102
16
800
SH
SOLE
N/A
800
0
0
ASSOCIATES FIRST CAPITAL CO
COM
046008108
17
800
SH
SOLE
N/A
800
0
0
AT & T CORP LIBERTY MEDIA
COM
001957208
22
378
SH
SOLE
N/A
378
0
0
ATLANTIC RICHFIELD CO
COM
048825103
35
413
SH
SOLE
N/A
413
0
0
AUTOMATIC DATA PROCESSING I
COM
053015103
29
600
SH
SOLE
N/A
600
0
0
BAKER HUGHES, INC.
COM
057224107
4631
153100
SH
SOLE
N/A
153100
0
0
BANC ONE CORP
COM
059438101
11
330
SH
SOLE
N/A
330
0
0
BANK OF AMERICA CORP
COM
060505104
999
19050
SH
SOLE
N/A
19050
0
0
BELL ATLANTIC CORPORATION
COM
077853109
270
4420
SH
SOLE
N/A
4420
0
0
BELLSOUTH CORPORATION
COM
079860102
152
3242
SH
SOLE
N/A
3242
0
0
BERKSHIRE HATHAWAY, INC.
COM
084670207
2416
1327
SH
SOLE
N/A
1327
0
0
BP PRUDHOE BAY RTY TR
COM
055630107
11
1000
SH
SOLE
N/A
1000
0
0
BRINSON GLOBAL FUND
COM
10970C108
145
13117
SH
SOLE
N/A
13117
0
0
BRINSON NON US EQUITY FUND
COM
10970C306
356
26295
SH
SOLE
N/A
26295
0
0
BRISTOL MYERS SQUIBB
COM
110122108
35
600
SH
SOLE
N/A
600
0
0
BRITISH PETROLEUM ADS
COM
055622104
183
3438
SH
SOLE
N/A
3438
0
0
BUTLER MANUFACTURING COMPAN
COM
123655102
469
20860
SH
SOLE
N/A
20860
0
0
CARNIVAL CORP
COM
143658102
3438
138564
SH
SOLE
N/A
138564
0
0
CATERPILLAR INC
COM
149123101
150
3800
SH
SOLE
N/A
3800
0
0
CEDAR FAIR, L.P.
COM
150185106
40
2000
SH
SOLE
N/A
2000
0
0
CHASE MANHATTAN CORP
COM
16161A108
2520
28900
SH
SOLE
N/A
28900
0
0
CHEVRON CORPORATION
COM
166751107
7491
81035
SH
SOLE
N/A
81035
0
0
CINTA
